LEASE COMMITMENTS - Maturities of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lease Commitments [Abstract]
2020	$ 31.3
2021	27.8
2022	24.8
2023	21.9
2024	16.9
Thereafter	27.6
Total undiscounted operating lease payments	150.3
Less: Imputed interest	(19.7)
Total operating lease liabilities	130.6
Less: Current maturities of operating lease liabilities	(25.9)
Non-current operating lease liabilities	$ 104.7